PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31,
	2025	2024
	U.S. dollars in thousands
Advance to suppliers	78	77
Receivable from the joint venture partner (see note 16(a))	1,243	—
Government institutions	379	334
Prepaid expenses and others	778	693
	2,478	1,104